Exhibit 99.5

Data Compare Summary (Total)
Run Date - 4/13/2026 4:50:15 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	59	0.00%	59
City	2	59	3.39%	59
State	0	59	0.00%	59
Zip	1	59	1.69%	59
Borrower First Name	3	59	5.08%	59
Borrower Last Name	10	59	16.95%	59
Original Loan Amount	0	59	0.00%	59
Original Interest Rate	0	58	0.00%	59
Representative FICO	6	58	10.34%	59
Property Type	1	59	1.69%	59
Lien Position	0	58	0.00%	59
Occupancy	0	59	0.00%	59
Purpose	0	59	0.00%	59
Doc Type	44	58	75.86%	59
Appraised Value	3	59	5.08%	59
# of Units	0	58	0.00%	59
Original CLTV	2	59	3.39%	59
Original LTV	0	59	0.00%	59
Investor: Qualifying Housing Ratio	53	54	98.15%	59
Borrower Citizenship	3	58	5.17%	59
Coborrower Citizenship	17	58	29.31%	59
Coborrower First Name	3	18	16.67%	59
Coborrower Last Name	3	18	16.67%	59
Borrower Current Street	0	1	0.00%	59
Borrower Current City	0	1	0.00%	59
Borrower Current State	0	1	0.00%	59
Borrower Current Zip	1	1	100.00%	59
Mortgage Type	1	1	100.00%	59
Origination Channel	0	1	0.00%	59
Product Description	1	1	100.00%	59
Universal Loan Identifier (ULI)	0	1	0.00%	59
Total	154	1,271	12.12%	59